UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6802

Date of fiscal year end: November 30, 2014

Date of reporting period: July 1, 2013 - June 30, 2014

Item 1. Proxy Voting Record.

Tortoise Select Opportunity Fund

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Spectra Energy Corp	4/15/2014	847560109	SE	Election of Director: Gregory L. Ebel	For	For	Issuer
				Election of Director: Austin A. Adams	For	For	Issuer
				Election of Director: Joseph Alvarado	For	For	Issuer
				Election of Director: Pamela L. Carter	For	For	Issuer
				Election of Director: Clarence P. Cazalot, Jr.	For	For	Issuer
				Election of Director: F. Anthony Comper	For	For	Issuer
				Election of Director: Peter B. Hamilton	For	For	Issuer
				Election of Director: Michael McShane	For	For	Issuer
				Election of Director: Michael G. Morris	For	For	Issuer
				Election of Director: Michael E. J. Phelps	For	For	Issuer
				Ratification of the appointment of Deloitte & Touche LLP as Spectra Energy Corp's independent registered public accounting firm for fiscal year 2014	For	For	Issuer
				An advisory resolution to approve executive compensation	For	For	Issuer
				Shareholder proposal concerning disclosure of political contributions	Against	For	Shareholder
				Shareholder proposal concerning methane emissions target	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
LyondellBasell Industries N.V.	4/16/2014	N53745100	LYB	To elect supervisory director: Jagjeet S. Bindra, Class I director, to serve until the annual general meeting in 2017	Not voted	N/A	Issuer
				To elect supervisory director: Milton Carroll, Class I director, to serve until the annual general meeting in 2017	Not voted	N/A	Issuer
				To elect supervisory director: Claire S. Farley, Class I director, to serve until the annual general meeting in 2017	Not voted	N/A	Issuer
				To elect supervisory director: Rudy van der Meer, Class I director, to serve until the annual general meeting in 2017	Not voted	N/A	Issuer
				To elect supervisory director: Isabella D. Goren, Class II director, to serve until the annual meeting in 2015	Not voted	N/A	Issuer
				To elect supervisory director: Nance K. Dicciani, Class III director, to serve until the annual general meeting in 2016	Not voted	N/A	Issuer
				To elect managing director to server a four-year term: Karyn F. Ovelmen	Not voted	N/A	Issuer
				To elect managing director to server a four-year term: Craig B. Glidden	Not voted	N/A	Issuer
				To elect managing director to server a four-year term: Bhavesh V. Patel	Not voted	N/A	Issuer
				To elect managing director to server a four-year term: Patrick D. Quarles	Not voted	N/A	Issuer
				To elect managing director to server a four-year term: Timothy D. Roberts	Not voted	N/A	Issuer
				Adoption of annual accounts for 2013	Not voted	N/A	Issuer
				Discharge from liability of sole member of the management board	Not voted	N/A	Issuer
				Discharge from liability of members of the supervisory board	Not voted	N/A	Issuer
				Ratification of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm	Not voted	N/A	Issuer
				Appointment of PricewaterhouseCoopers Accountants N.V. as the auditor for the Dutch Annual Accounts	Not voted	N/A	Issuer
				Ratification and approval of dividends in respect of the 2013 fiscal year	Not voted	N/A	Issuer
				Advisory (non-binding) vote approving executive compensation	Not voted	N/A	Issuer
				Approval to repurchase up to 10% of issued share capital	Not voted	N/A	Issuer
				Approval to cancel up to 10% of issued share capital held in Treasury	Not voted	N/A	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Tesoro Corp	4/29/2014	881609101	TSO	Election of Director: Rodney F. Chase	For	For	Issuer
				Election of Director: Gregory J. Goff	For	For	Issuer
				Election of Director: Robert W. Goldman	For	For	Issuer
				Election of Director: Steven H. Grapstein	For	For	Issuer
				Election of Director: David Lilley	For	For	Issuer
				Election of Director: Mary Pat McCarthy	For	For	Issuer
				Election of Director: J.W. Nokes	For	For	Issuer
				Election of Director: Susan Tomasky	For	For	Issuer
				Election of Director: Michael E. Wiley	For	For	Issuer
				Election of Director: Patrick Y. Yang	For	For	Issuer
				To conduct an advisory vote to approve executive compensation	For	For	Issuer
				To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for fiscal year 2014	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
EQT Corporation	4/30/2014	26884L109	EQT	Election of Director: Margaret K. Dorman	For	For	Issuer
				Election of Director: David L. Porges	For	For	Issuer
				Election of Director: James E. Rohr	For	For	Issuer
				Election of Director: David S. Shapira	For	For	Issuer
				Advisory vote to approve named executive officer compensation	For	For	Issuer
				Approval of the company's 2014 Long-Term Incentive plan	For	For	Issuer
				Approval of the material terms of performance goals for purposes of Internal Revenue Code Section 162(m)	For	For	Issuer
				Ratification of Ernst & Young LLP as the company's independent registered public accountant	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Marathon Petroleum Corporation	4/30/2014	56585A102	MPC	Election of Class III Directors: 1. Steven A. Davis 2. Gary R. Heminger 3. John W. Snow 4. John P. Surma	For	For	Issuer
				Ratification of the selection of PricewaterhouseCoopers LLP as the company's independent auditor for 2014	For	For	Issuer
				Advisory approval of the company's 2014 named executive officer compensation	For	For	Issuer
				Shareholder proposal seeking the adoption of quantitative greenhouse emission reduction goals and associated reports	Against	For	Shareholder
				Shareholder proposal seeking a report on corporate lobbying expenditures, policies and procedures	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Valero Energy Corporation	5/1/2014	91913Y100	VLO	Election of Director: Jerry D. Choate	For	For	Issuer
				Election of Director: Joseph W. Gorder	For	For	Issuer
				Election of Director: William R. Klesse	For	For	Issuer
				Election of Director: Deborah P. Majoras	For	For	Issuer
				Election of Director: Donald L. Nickles	For	For	Issuer
				Election of Director: Philip J. Pfeiffer	For	For	Issuer
				Election of Director: Robert A. Profusek	For	For	Issuer
				Election of Director: Susan Kaufman Purcell	For	For	Issuer
				Election of Director: Stephen M. Waters	For	For	Issuer
				Election of Director: Randall J. Weisenburger	For	For	Issuer
				Election of Director: Rayford Wilkins Jr.	For	For	Issuer
				Ratify the appointment of KPMG LLP as Valero Energy's independent registered public accounting firm for 2014.	For	For	Issuer
				Approve, by non-binding vote, the 2013 compensation of the company's named executive officers	For	For	Issuer
				Vote on a stockholder proposal entitled, "Accelerated vesting of performance shares"	Against	For	Shareholder
				Vote on a stockholder proposal entitled, "Climate change management plan"	Against	For	Shareholder
				Vote on a stockholder proposal entitled, "Corporate Lobbying"	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
EOG Resources, Inc.	5/1/2014	26875P101	EOG	Election of Director: Janet F. Clark	For	For	Issuer
				Election of Director: Charles R. Crisp	For	For	Issuer
				Election of Director: James C. Day	For	For	Issuer
				Election of Director: Mark G. Papa	For	For	Issuer
				Election of Director: H. Leighton Steward	For	For	Issuer
				Election of Director: Donald F. Textor	For	For	Issuer
				Election of Director: William R. Thomas	For	For	Issuer
				Election of Director: Frank G. Wisner	For	For	Issuer

To ratify the appointment by the audit committee of the Board of Directors of Deloitte & Touche LLP, independent registered public accounting firm, as auditors for the company for the year ending December 31, 2014

					For	For	Issuer
				To approve, by non-binding vote, the compensation of the company's named executive officers	For	For	Issuer
				Stockholder proposal concerning quantitative risk management reporting for hydraulic fracturing operations, if properly presented	Against	For	Shareholder
				Stockholder proposal concerning a methane emissions report, if properly presented	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Occidental Petroleum Corporation	5/2/2014	674599105	OXY	Election of Director: Spencer Abraham	For	For	Issuer
				Election of Director: Howard I. Atkins	For	For	Issuer
				Election of Director: Eugene L. Batchelder	For	For	Issuer
				Election of Director: Stephen I. Chazen	For	For	Issuer
				Election of Director: Edward P. Djerejian	For	For	Issuer
				Election of Director: John E. Feick	For	For	Issuer
				Election of Director: Margaret M. Foran	For	For	Issuer
				Election of Director: Carlos M. Gutierrez	For	For	Issuer
				Election of Director: William R. Klesse	For	For	Issuer
				Election of Director: Avedick B. Poladian	For	For	Issuer
				Election of Director: Elisse B. Walter	For	For	Issuer
				One-Year Waiver of Director Age Restriction for Edward P. Djerejian, an Independent Director	For	For	Issuer
				Advisory vote approving executive compensation	For	For	Issuer
				Ability of stockholders to act by written consent	For	For	Issuer
				Separation of the Roles of the Chairman of the Board and the Chief Executive Officer	For	For	Issuer
				Ratification of Independent Auditors	For	For	Issuer
				Executives to Retain Significant Stock	Against	For	Shareholder
				Review Lobbying at Federal, State, Local levels	Against	For	Shareholder
				Quantitative Risk Management Reporting for Hydraulic Fracturing Operations	Against	For	Shareholder
				Fugitive Methane Emissions and Flaring Report	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Whiting Petroleum Corporation	5/6/2014	966387102	WLL	Election of Directors: 1. D. Sherwin Artus 2. Philip E. Doty	For	For	Issuer
				Approval of Advisory Resolution on Compensation of Named Executive Officers	For	For	Issuer
				Ratification of appointment of Deloitte & Touche LLP as the independent registered public accounting firm for 2014	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
NRG Yield, Inc.	5/6/2014	62942X108	NYLD	Election of Directors: 1. David Crane 2. John F. Chlebowski 3. Kirkland B. Andrews 4. Brian R. Ford 5. Mauricio Gutierrez 6. Ferrell P. McClean 7. Christopher S. Sotos	For	For	Issuer
				To ratify the appointment of KPMG LLP as NRG Yield's independent registered public accounting firm for the 2014 fiscal year.	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Phillips 66	5/7/2014	718546104	PSX	Election of Director: William R. Loomis, Jr.	For	For	Issuer
				Election of Director: Glenn F. Tilton	For	For	Issuer
				Election of Director: Marna C. Whittington	For	For	Issuer
				Proposal to ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for Phillips 66 for 2014	For	For	Issuer
				Say on Pay - An advisory (non-binding) vote on the approval of executive compensation	For	For	Issuer
				Greenhouse Gas Reduction Goals	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
U.S. Silica Holdings, Inc.	5/8/2014	90346E103	SLCA	Election of the following nominees: 1. Daniel Avramovich 2. Peter Bernard 3. William J. Kacal 4. Charles Shaver 5. Bryan A. Shinn 6. J. Michael Stice	For	For	Issuer
				Ratification of appointment of Grant Thornton LLP as independent registered public accounting firm for 2014	For	For	Issuer
				Advisory vote to approve the compensation of the company's named executive officers, as disclosed in the proxy statement	For	For	Issuer
				Advisory vote on the frequency of the advisory vote to approve the compensation of the company's named executive officers	1 year	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Nisource Inc	5/13/2014	65473P105	NI	Election of director: Richard A. Abdoo	For	For	Issuer
				Election of director: Aristides S. Candris	For	For	Issuer
				Election of director: Sigmund L. Cornelius	For	For	Issuer
				Election of director: Michael E. Jesanis	For	For	Issuer
				Election of director: Marty R. Kittrell	For	For	Issuer
				Election of director: W. Lee Nutter	For	For	Issuer
				Election of director: Deborah S. Parker	For	For	Issuer
				Election of director: Robert C. Skaggs Jr.	For	For	Issuer
				Election of director: Teresa A. Taylor	For	For	Issuer
				Election of director: Richard L. Thompson	For	For	Issuer
				Election of director: Carolyn Y. Woo	For	For	Issuer
				To consider advisory approval of executive compensation	For	For	Issuer
				To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accountants	For	For	Issuer
				To consider a stockholder proposal regarding reports on political contributions	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Anadarko Petroleum Corporation	5/13/2014	032511107	APC	Election of Director: Anthony R. Chase	For	For	Issuer
				Election of Director: Kevin P. Chilton	For	For	Issuer
				Election of Director: H. Paulett Eberhart	For	For	Issuer
				Election of Director: Peter J. Fluor	For	For	Issuer
				Election of Director: Richard L. George	For	For	Issuer
				Election of Director: Charles W. Goodyear	For	For	Issuer
				Election of Director: John R. Gordon	For	For	Issuer
				Election of Director: Eric D. Mullins	For	For	Issuer
				Election of Director: R.A. Walker	For	For	Issuer
				Ratification of appointment of KPMG LLP as independent auditor	For	For	Issuer
				Advisory vote to approve named executive officer compensation	For	For	Issuer
				Stockholder proposal - Report on political contributions	Against	For	Shareholder
				Stockholder proposal - Report on climate change risk	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Oil States International, Inc.	5/15/2014	678026105	OIS	Election of the following nominees: 1. Cindy B. Taylor 2. Christopher T. Seaver 3. Lawrence R. Dickerson	For	For	Issuer
				Ratification of the selection of Ernst & Young LLP as the Independent Registered Public Accounting Firm for the company for the fiscal year ending December 31, 2014	For	For	Issuer
				Proposal to approve the advisory vote relating to executive compensation	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Cimarex Energy Co.	5/15/2014	171798101	XEC	Election of Director: David A. Hentschel	For	For	Issuer
				Election of Director: Thomas E. Jorden	For	For	Issuer
				Election of Director: Floyd R. Price	For	For	Issuer
				Election of Director: L. Paul Teague	For	For	Issuer
				Advisory vote to approve executive compensation	For	For	Issuer
				Approve 2014 Equity Incentive Plan	For	For	Issuer
				Ratify the appointment of KPMG LLP as the company's Independent Auditors for 2014	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Westlake Chemical Corporation	5/16/2014	960413102	WLK	Election of the following nominees: 1. Dorothy C. Jenkins 2. Max L. Lukens	For	For	Issuer
				To approve, on an advisory basis, the compensation of the company's named executive officers	For	For	Issuer

To approve the proposed amendment to the company's amended and restated certificate of incorporation to provide that, with certain exceptions, the court of Chancery of the State of Delaware will be the exclusive forum for certain legal actions

					For	For	Issuer

To approve the proposed amendment to the company's amended and restated certificate of incorporation to increase the company's authorized shares of common stock, par value $0.01 per share, from 150,000,000 to 300,000,000 shares

					For	For	Issuer
				To ratify the appointment of PricewaterhouseCoopers LLP to serve as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Range Resources Corporation	5/20/2014	75281A109	RRC	Election of Director: Anthony V. Dub	For	For	Issuer
				Election of Director: V. Richard Eales	For	For	Issuer
				Election of Director: Allen Finkelson	For	For	Issuer
				Election of Director: James M. Funk	For	For	Issuer
				Election of Director: Jonathan S. Linker	For	For	Issuer
				Election of Director: Mary Ralph Lowe	For	For	Issuer
				Election of Director: Kevin S. McCarthy	For	For	Issuer
				Election of Director: John H. Pinkerton	For	For	Issuer
				Election of Director: Jeffrey L. Ventura	For	For	Issuer
				A proposal to approve the compensation philosophy, policies, and procedures described in the Compensation Discussion and Analysis	For	For	Issuer
				To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm as of and for the fiscal year ending December 31, 2014	For	For	Issuer
				Stockholder proposal - A proposal requesting a report regarding fugitive methane emissions	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
ONEOK, Inc.	5/21/2014	682680103	OKE	Election of Director: James C. Day	For	For	Issuer
				Election of Director: Julie H. Edwards	For	For	Issuer
				Election of Director: William L. Ford	For	For	Issuer
				Election of Director: John W. Gibson	For	For	Issuer
				Election of Director: Bert H. Mackie	For	For	Issuer
				Election of Director: Steven J. Malcolm	For	For	Issuer
				Election of Director: Jim W. Mogg	For	For	Issuer
				Election of Director: Pattye L. Moore	For	For	Issuer
				Election of Director: Gary D. Parker	For	For	Issuer
				Election of Director: Eduardo A. Rodriguez	For	For	Issuer
				Election of Director: Terry K. Spencer	For	For	Issuer
				Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc.	For	For	Issuer
				An advisory vote to approve the company's executive compensation	For	For	Issuer
				A shareholder proposal regarding publication of a report on methane emissions	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Pioneer Natural Resources Company	5/28/2014	723787107	PXD	Election of Director: Timothy L. Dove	For	For	Issuer
				Election of Director: Stacy P. Methvin	For	For	Issuer
				Election of Director: Charles E. Ramsey, Jr.	For	For	Issuer
				Election of Director: Frank A. Risch	For	For	Issuer
				Election of Director: Edison C. Buchanan	For	For	Issuer
				Election of Director: Larry R. Grillot	For	For	Issuer
				Election of Director: J. Kenneth Thompson	For	For	Issuer
				Election of Director: Jim A. Watson	For	For	Issuer
				Ratification of selection of independent registered public accounting firm	For	For	Issuer
				Advisory vote to approve executive officer compensation	For	For	Issuer
				Reapproval of the section 162(m) material terms under the 2006 Long-Term Incentive Plan	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Western Refining, Inc.	6/4/2014	959319104	WNR	Approve an amendment to the company's Certificate of Incorporation as amended, to declassify the company's Board of Directors	For	For	Issuer
				Election of Directors: 1. Carin Marcy Barth 2. Paul L. Foster 3. L. Frederick Francis	For	For	Issuer
				Approve by a non-binding advisory vote, the compensation paid to the company's named executive officers in 2013	For	For	Issuer
				Ratify the appointment of Deloitte & Touche LLP as the company's independent auditors	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Concho Resources Inc	6/5/2014	20605P101	CXO	Election of the following nominees: 1. Timothy A. Leach 2. William H. Easter III 3. John P. Surma	For	For	Issuer
				To ratify the selection of Grant Thornton LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2014	For	For	Issuer
				Advisory vote to approve executive officer compensation ("Say-on-Pay")	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Dorian LPG Ltd.	6/30/2014	Y2106R110	LPG	Election of the following nominees: 1, Mr. Nigel D. Widdowson 2. Mr. Thomas J. Colman 3. Mr. Eric Fabrikant	For	For	Issuer
				Proposal to ratify the appointment of Deloitte Hadjipavlou Sofianos & Cambanis S.A. as the company's independent auditors for the fiscal year ending March 31, 2015	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President
                                            (Principal Executive Officer)

Date  August 25, 2014